Significant accounting policies (Details) ¥ in Thousands, $ in Thousands												1 Months Ended		12 Months Ended
	Nov. 13, 2018 CNY (¥) board_seat	Nov. 13, 2018 USD ($) board_seat	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Jan. 10, 2017	Jan. 05, 2017 USD ($)	Jan. 04, 2017	Sep. 26, 2016 CNY (¥)	Sep. 26, 2016 USD ($)	Jul. 19, 2016	Jan. 18, 2010	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control														$ 0	$ 47
Internally generated fuel cell intangible assets
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														5 years
Patents, know-how and in-process research & development | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														5 years
Patents, know-how and in-process research & development | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														20 years
ERP management reporting software system
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														7 years
Trademarks and service marks
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														15 years
Domain names
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														15 years
Customer base and relationships
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														10 years
Acquired non-compete agreements
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)														1 year
Building under finance lease
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														15 years
Computer equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														3 years
Computer equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														7 years
Furniture and fixtures | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														5 years
Furniture and fixtures | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														14 years
Furniture and fixtures under finance lease
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														5 years
Production and test equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														4 years
Production and test equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														15 years
Production and test equipment under finance lease
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives														5 years
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture								10.00%	10.00%					10.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities			¥ 6,700	$ 971
Capital contribution															$ 972
Synergy Ballard JVCo | Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture								90.00%	90.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities								¥ 60,300	$ 9,000
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%									100.00%	100.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary										100.00%				100.00%	100.00%
Protonex Technology Corporation (renamed Ballard Unmanned Systems Inc. as of January 1, 2019)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary														100.00%	100.00%
Ballard Services Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary														100.00%	100.00%
Ballard Fuel Cell Systems Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary														100.00%	100.00%
Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary						100.00%	57.00%							100.00%	100.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control						$ 47								$ 47
Ballard Power Systems Europe A/S | Dansk Industri Invest A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary											43.00%
Ballard Power Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary														100.00%	100.00%
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%												49.00%
Expected contributions to acquire interests in joint venture	¥ 539,000	$ 78,400
Cash contribution term	4 years	4 years												4 years
Other cash payments to acquire interests in joint ventures, classified as investing activities	¥ 98,000	$ 14,286
Capital contribution														$ 14,286	$ 0
Number of board seats held | board_seat	2	2
Number of board seats | board_seat	5	5
Weichai Ballard JV | Weichai Power
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%	51.00%
Expected contributions to acquire interests in joint venture	¥ 561,000	$ 81,600
Other cash payments to acquire interests in joint ventures, classified as investing activities | ¥	¥ 102,000
Number of board seats held | board_seat	3	3
Weichai Ballard JV | Capital Contribution
Disclosure of joint ventures [line items]
Capital contribution												¥ 98,000	$ 14,500